UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-2959

DWS Tax Free Money Fund (formerly Scudder Tax Free Money Fund)

(Exact name of registrant as specified in charter)

Two International Place

Boston, MA 02110

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 05/31

Date of reporting period: 02/28/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio                          as of February 28, 2006 (Unaudited)

DWS Tax-Free Money Fund

(formely Scudder Tax-Free Money Fund)

	Principal Amount ($)	Value ($)

Municipal Bonds and Notes 99.1%
Arizona 2.0%
Phoenix, AZ, Industrial Development Authority, Multi-Family Housing Revenue, Centertree Apartments Project, Series A, AMT, 3.28% *, 10/15/2030	1,780,000	1,780,000
Salt River, AZ, Agricultural Improvement & Power District, Series B, 3.15%, 5/2/2006	2,200,000	2,200,000

		3,980,000
Arkansas 1.3%
Pocahontas, AR, Industrial Development Revenue, MacLean Esna LP Project, AMT, 3.3% *, 5/1/2015, Northern Trust Co. (a)	2,500,000	2,500,000
California 6.2%
ABN AMRO, Munitops Certificates Trust, Series 2005-43, 144A, 3.2% *, 8/1/2013 (b)	1,700,000	1,700,000
California, Golden State Tobacco Securitization Corp., Tobacco Settlement Revenue, Series R-411CE, 144A, 3.23% *, 6/1/2045	2,500,000	2,500,000
California, Housing Finance Agency Revenue, Series D, AMT, 3.2% *, 8/1/2033 (b)	110,000	110,000
California, School Cash Reserve Program Authority, Series A, 4.0%, 7/6/2006	2,000,000	2,009,492
California, State Department of Water Resources, Power Supply Revenue, Series M5J-D, 144A, 3.23% *, 5/1/2012 (b)	500,000	500,000
California, State General Obligation:
Series B-4, 3.15% *, 5/1/2033, BNP Paribas (a)	800,000	800,000
Series C-4, 3.15% *, 5/1/2033, Landesbank Hessen-Thuringen (a)	500,000	500,000
California, Statewide Communities Development Authority, Multi-Family Revenue, Housing Village at Shaw Apartments, Series E, AMT, 3.28% *, 11/15/2035	205,000	205,000
Hayward, CA, Multi-Family Housing Revenue, Timbers Apartments, Series A, AMT, 3.2% *, 3/15/2033	1,300,000	1,300,000
Los Angeles County, CA, Tax & Revenue Anticipation Notes, Series A, 4.0%, 6/30/2006	2,000,000	2,009,434
Southern California, Metropolitan Water District, Waterworks Revenue, Series B, 3.12% *, 7/1/2028	700,000	700,000

		12,333,926
Colorado 1.8%
Adams & Weld Counties, CO, Brighton School District No. 27J, Series R-6514, 144A, 3.22% *, 12/1/2024 (b)	1,585,000	1,585,000
Summit County, CO, School District No. RE1, Series R-6513, 144A, 3.22% *, 12/1/2023 (b)	2,090,000	2,090,000

		3,675,000
District of Columbia 1.0%
District of Columbia, General Obligation:
Series PT-2440, 144A, 3.22% *, 6/1/2024 (b)	1,880,000	1,880,000
Series D, 3.2% *, 6/1/2029 (b)	100,000	100,000

		1,980,000
Florida 5.2%
Broward County, FL, Housing Finance Authority, Multi-Family Housing Revenue, Series PT-703, 144A, 3.2% *, 9/1/2026	600,000	600,000
Collier County, FL, Health Facilities, 3.0%, 3/6/2006	1,000,000	1,000,000
Florida, State Board of Public Education, Capital Outlay 2002, Series E, 3.0%, 6/1/2006	645,000	645,635
Florida, State Turnpike Authority Revenue, Series 1074, 144A, 3.22% *, 7/1/2011 (b)	1,000,000	1,000,000

Highlands County, FL, Health Facilities Authority Revenue, Hospital Adventist Health Systems, Series B, 3.22% *, 11/15/2009, SunTrust Bank (a)	1,000,000	1,000,000
Miami-Dade County, FL, Industrial Development Authority Revenue, Gulliver Schools Project, 3.24% *, 9/1/2029, Bank of America NA (a)	2,090,000	2,090,000
Miami-Dade County, FL, Industrial Development Authority Revenue, Palmer Trinity Private College Project, 3.27% *, 9/1/2035, KeyBank NA (a)	500,000	500,000
Orange County, FL, Housing Finance Authority Revenue, Multi-Family-Smokewood/Sun, Series A, 3.21% *, 12/1/2022	500,000	500,000
Pasco County, FL, School Board Certificates of Participation, 3.18% *, 8/1/2026 (b)	1,525,000	1,525,000
Sarasota County, FL, Utility System Revenue, Series 852, 144A, 3.22% *, 4/1/2013 (b)	520,000	520,000
Seminole County, FL, Industrial Development Authority Revenue, Masters Academy Project, 3.21% *, 11/1/2034, Allied Irish Bank PLC (a)	1,000,000	1,000,000

		10,380,635
Georgia 3.3%
Fulton County, GA, Development Authority Revenue, Mount Vernon Presbyterian School, 3.22% *, 8/1/2035, Branch Banking & Trust (a)	2,500,000	2,500,000
Greene County, GA, Development Authority Sewage Facility Revenue, Carey Station WRF LLC Project, AMT, 3.25% *, 9/1/2024, Wachovia Bank NA (a)	1,940,000	1,940,000
La Grange, GA, Development Authority Revenue, La Grange College Project, 3.2% *, 6/1/2031, SunTrust Bank (a)	1,700,000	1,700,000
Macon-Bibb County, GA, Hospital Authority Revenue, Anticipation Certificates, Medical Center of Central Georgia, 3.19% *, 8/1/2018, SunTrust Bank, Atlanta (a)	500,000	500,000

		6,640,000
Idaho 2.0%
Idaho, State Tax Anticipation Notes, 4.0%, 6/30/2006	1,000,000	1,004,391
Power County, ID, Industrial Development Authority, FMC Corp. Project, AMT, 3.25% *, 4/1/2014, Wachovia Bank NA (a)	3,000,000	3,000,000

		4,004,391
Illinois 9.3%
Chicago, IL, De La Salle Institute Project, 3.29% *, 4/1/2027, Fifth Third Bank (a)	1,754,000	1,754,000
Du Page County, IL, Benedictine University Building Project, 3.22% *, 7/1/2024, National City Bank Midwest (a)	600,000	600,000
Illinois, Development Finance Authority Revenue, Museum of Contemporary Art Project, 3.23% *, 2/1/2029, Bank One NA (a)	1,825,000	1,825,000
Illinois, Development Finance Authority, Industrial Development Revenue, Katlaw Tretam & Co. Project, AMT, 3.28% *, 8/1/2027, LaSalle Bank NA (a)	1,560,000	1,560,000
Illinois, Development Finance Authority, Regional Organization Bank Project, 3.43% *, 12/1/2020, Bank One NA (a)	1,500,000	1,500,000
Illinois, Educational Facilities Authority Revenue, 3.2%, 5/3/2006	2,000,000	2,000,000
Illinois, Finance Authority Revenue, Series PA-1286, 144A, 3.22% *, 11/15/2023 (b)	3,515,000	3,515,000
Illinois, Finance Authority Revenue, Northwestern Memorial, Series B-1, 3.01% *, 8/15/2038	100,000	100,000
Illinois, Sales Tax Revenue, Series R-4516, 144A, 3.22% *, 6/15/2023	4,475,000	4,475,000
Illinois, Student Assistance Commission Loan Revenue, Series A, AMT, 3.24% *, 3/1/2006, Bank of America NA (a)	300,000	300,000
Vernon Hills, IL, Industrial Development Revenue, Northwestern Tool & Die Project, AMT, 3.33% *, 4/1/2025, Harris Trust & Savings Bank (a)	940,000	940,000

		18,569,000
Indiana 6.1%
ABN AMRO, Munitops Certificates Trust, Series 2003-32, 144A, 3.21% *, 1/15/2012 (b)	5,900,000	5,900,000
Indiana, Health Facility Financing Authority Revenue, Clark Memorial Hospital, Series A, 3.27% *, 4/1/2024, Bank One NA (a)	2,000,000	2,000,000
Indiana, State Development Finance Authority, Industrial Development Revenue, Enterprise Center V Project, AMT, 3.28% *, 6/1/2022, LaSalle Bank NA (a)	1,000,000	1,000,000
Indiana, Transportation/Tolls Revenue, Series R-4528, 144A, 3.22% *, 6/1/2018 (b)	2,280,000	2,280,000
Indianapolis, IN, Local Public Import Bond Bank, Macon Trust, Series P, 144A, AMT, 3.26% *, 1/1/2030 (b)	1,000,000	1,000,000

		12,180,000

Kentucky 3.0%
Kentucky, Economic Development Finance Authority, Health Facilities Revenue, Easter Seal Society Project, 3.27% *, 11/1/2030, Bank One Kentucky NA (a)	1,135,000	1,135,000
Lexington-Fayette County, KY, Industrial Development Revenue, YMCA Central Kentucky, Inc. Project, 3.27% *, 7/1/2019, Bank One Kentucky NA (a)	1,800,000	1,800,000
Pendleton County, KY, County Lease, 3.0%, 3/6/2006	3,000,000	3,000,000

		5,935,000
Maine 1.0%
Maine, State Tax Anticipation Notes, 4.0%, 6/30/2006	2,000,000	2,008,393
Maryland 1.1%
Gaithersburg, MD, Economic Development Revenue, Asbury Methodist Village, 3.21% *, 1/1/2034, KBC Bank NV (a)	1,200,000	1,200,000
Montgomery County, MD, Economic Development Revenue, Howard Hughes Medical Facility, Series A, 3.22% *, 10/15/2020	1,000,000	1,000,000

		2,200,000
Michigan 5.6%
ABN AMRO, Munitops Certificates Trust, Series 2003-3, 144A, 3.21% *, 1/1/2011 (b)	100,000	100,000
Detroit, MI, Sewer Disposal Revenue, Series E, 3.0% *, 7/1/2031 (b)	4,300,000	4,300,000
Michigan, Municipal Securities Trust Certificates, Series 9054, 144A, 3.23% *, 4/20/2011	3,565,000	3,565,000
Michigan, State General Obligation, Series P-5-D, 144A, 3.26% *, 9/29/2006	2,000,000	2,000,000
Michigan, State Hospital Finance Authority Revenue, Hospital Equipment Loan Program, Series A, 3.18% *, 12/1/2023, National City Bank (a)	50,000	50,000
Michigan, University of Michigan Hospital Revenues:
Series A, 2.95% *, 12/1/2019	380,000	380,000
Series A-2, 2.95% *, 12/1/2024	800,000	800,000

		11,195,000
Minnesota 2.0%
Elk River, MN, Independent School District No. 728, Series R-204, 144A, 3.28% *, 2/1/2015 (b)	200,000	200,000
Minnesota, General Obligation, Public Highway Improvements, Series R-4065, 144A, 3.22% *, 8/1/2023	3,860,000	3,860,000

		4,060,000
Missouri 1.0%
Missouri, Development Finance Board, Air Cargo Facility Revenue, St. Louis Airport, AMT, 3.27% *, 3/1/2030, American National Bank & Trust (a)	2,000,000	2,000,000
Nebraska 3.3%
Nebraska, Investment Finance Authority, Single Family Housing Revenue, AMT:
Series D, 3.25% *, 9/1/2034	2,427,500	2,427,500
Series E, 3.25% *, 9/1/2034	4,180,000	4,180,000

		6,607,500
New Hampshire 2.0%
New Hampshire, State Business Finance Authority, Exempt Facilities Revenue, Waste Management of NH, Inc. Project, AMT, 3.25% *, 9/1/2012, Wachovia Bank NA (a)	4,000,000	4,000,000
New Jersey 6.2%
New Jersey, State Tax & Revenue Anticipation Notes, Series A, 4.0%, 6/23/2006	4,000,000	4,014,764
New Jersey, State Transportation Trust Fund Authority, Series PT-2494, 144A, 3.21% *, 12/15/2023 (b)	8,440,000	8,440,000

		12,454,764
North Carolina 0.7%
North Carolina, Capital Facilities Finance Agency, Educational Facilities Revenue, Forsyth Country Day School, 3.22% *, 12/1/2031, Branch Banking & Trust (a)	300,000	300,000

North Carolina, Medical Care Community, Retirement Facilities Revenue, 1st Meeting-United Methodist, Series B, 3.22% *, 10/1/2035, Branch Banking & Trust (a)	1,000,000	1,000,000

		1,300,000
Ohio 1.1%
Cleveland, OH, Waterworks Revenue, Series M, 3.17% *, 1/1/2033 (b)	500,000	500,000
Ohio, Higher Educational Facilities Community Revenue, Pooled Program:
Series A, 3.27% *, 9/1/2020, Fifth Third Bank (a)	690,000	690,000
Series B, 3.43% *, 9/1/2020, Fifth Third Bank (a)	1,010,000	1,010,000

		2,200,000
Oregon 0.6%
Portland, OR, Sewer System Revenue, Series PT-2435, 144A, 3.22% *, 10/1/2023 (b)	1,295,000	1,295,000
Pennsylvania 4.6%
Allegheny County, PA, Hospital Development Authority Revenue, Health Care Dialysis Clinic, 3.19% *, 12/1/2019, Bank of America NA (a)	250,000	250,000
Dauphin County, PA, General Authority, Education & Health Loan Program, 3.23% *, 11/1/2017 (b)	4,075,000	4,075,000
Delaware River, PA, Port Authority of Pennsylvania & New Jersey Revenue, Series 396, 144A, 3.2% *, 1/1/2019 (b)	250,000	250,000
Delaware Valley, PA, Regional Finance Authority, Local Government Revenue, 3.19% *, 8/1/2016, National Australia Bank (a)	50,000	50,000
Erie County, PA, Industrial Development, Snap-Tite, Inc. Project, AMT, 3.37% *, 2/1/2018, National City Bank (a)	585,000	585,000
Lehigh County, PA, Industrial Development Authority, Pollution Control Revenue, Allegheny Electric Cooperative, 3.15% *, 10/1/2014, Rabobank Nederland (a)	215,000	215,000
Pennsylvania, State General Obligation, Series A15, 144A, 3.23% *, 1/1/2017 (b)	1,695,000	1,695,000
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Revenue, Childrens Hospital Project, Series C, 2.99% *, 7/1/2031 (b)	1,600,000	1,600,000
Red Lion, PA, General Obligation, Area School District, 3.18% *, 5/1/2024 (b)	400,000	400,000

		9,120,000
Puerto Rico 0.2%
Commonwealth of Puerto Rico, General Obligation, Series 813-D, 144A, 3.19% *, 7/1/2020 (b)	300,000	300,000
South Carolina 1.4%
Marlboro County, SC, Industrial Development Revenue, Reliance Trading Corp. Project, AMT, 3.28% *, 5/1/2017, LaSalle National Bank (a)	1,675,000	1,675,000
South Carolina, Jobs-Economic Development Authority, Industrial Revenue, Accutrex Products Precision, AMT, 3.32% *, 2/1/2026, PNC Bank NA (a)	1,125,000	1,125,000

		2,800,000
South Dakota 0.4%
South Dakota, State Health & Educational Facilities Authority Revenue, University of Sioux Falls, 3.2% *, 10/1/2016, Wells Fargo Bank NA (a)	860,000	860,000
Texas 13.6%
Harris County, TX, General Obligation:
3.05%, 3/3/2006	4,000,000	4,000,000
3.18%, 3/3/2006	120,000	120,000
3.2%, 3/3/2006	470,000	470,000
Series B, 3.28%, 5/2/2006	2,300,000	2,300,000
Harris County, TX, Health Facilities Development Corp. Revenue, The Methodist System, Series B, 3.01% *, 12/1/2032	700,000	700,000
McAllen, TX, Independent School District, Municipal Securities Trust Receipts, Series A, 144A, 3.22% *, 2/15/2030	2,000,000	2,000,000
Northside, TX, Independent School District, School Building, 2.85% *, 6/15/2035	2,000,000	2,000,000
Plano, TX, Independent School District, Series PT-2428, 144A, 3.22% *, 2/15/2024	5,395,000	5,395,000
San Antonio, TX, Electric & Gas Revenue, Series PT-1706, 144A, 3.23% *, 8/1/2012	1,295,000	1,295,000

Texas, A & M University Revenues, Series 944, 144A, 3.22% *, 5/15/2013	1,800,000	1,800,000
Texas, State Tax & Revenue Anticipation Notes, 4.5%, 8/31/2006	5,100,000	5,137,229
Travis County, TX, Health Facilities Development Corp., Retirement Facility Revenue, Querencia Barton Creek, Series C, 3.2% *, 11/15/2035, LaSalle Bank NA (a)	2,000,000	2,000,000

		27,217,229
Utah 3.4%
Murray City, UT, Hospital Revenue, IHC Health Services, Inc., Series D, 3.02% *, 5/15/2036	6,750,000	6,750,000
Vermont 0.3%
Vermont, State Assistance Corp., Student Loan Revenue, 3.15% *, 1/1/2008, State Street Bank & Trust Co. (a)	500,000	500,000
Virginia 0.8%
Winchester, VA, Industrial Development Authority, Residential Care Facility Revenue, Westminster Cantenbury, Series B, 3.22% *, 1/1/2010, Branch Banking & Trust (a)	1,600,000	1,600,000
Washington 8.6%
King County, WA, Housing Authority Revenue, Summerfield Appartments Project, 3.23% *, 9/1/2035, US Bank NA (a)	1,655,000	1,655,000
Tacoma, WA, General Obligation:
3.1%, 3/2/2006	1,000,000	1,000,000
3.15%, 3/2/2006	500,000	500,000
Washington, General Obligation, Series C-12, 144A, 3.23% *, 1/1/2027 (b)	8,870,000	8,870,000
Washington, Port Seattle Revenue, AMT, 3.25% *, 9/1/2035, Fortis Bank SA/NV (a)	2,000,000	2,000,000
Washington, State Housing Finance Commission, Multi-Family Revenue, Cedar Ridge Retirement, Series A, AMT, 3.31% *, 10/1/2041, Wells Fargo Bank NA (a)	3,225,000	3,225,000

		17,250,000
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 197,895,838)	99.1	197,895,838
Other Assets and Liabilities, Net	0.9	1,815,415

Net Assets	100.0	199,711,253

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of February 28, 2006.

(a)		Security incorporates a letter of credit from a major bank.
(b)		Bond is insured by one of these companies.

As a % of Total
Insurance Coverage	Investment Portfolio
Ambac Financial Group	8.9
Financial Guaranty Insurance Company	6.3
Financial Security Assurance, Inc.	10.4
MBIA Corp.	2.6

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Tax Free Money Fund

By:	/s/Michael Colon
Michael Colon

President

Date:	April 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Tax Free Money Fund

By:	/s/Michael Colon
Michael Colon

President

Date:	April 21, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 April 21, 2006